Ordinary shares (Details)		1 Months Ended	12 Months Ended
	Dec. 22, 2017 shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2017 Vote $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2010 shares
Class of Stock
Conversion of preferred shares to Class A ordinary shares		742,320
Ordinary Shares - Class A
Class of Stock
Ordinary shares, shares authorized		80,000,000	80,000,000	80,000,000
Ordinary shares, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares outstanding		21,238,825	23,166,092	21,238,825
Conversion of preferred shares to Class A ordinary shares	2,476,190
Ordinary Shares - Class B
Class of Stock
Ordinary shares, shares authorized		20,000,000	20,000,000	20,000,000
Ordinary shares, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares outstanding		4,820,608	4,820,608	4,820,608
Ordinary shares
Class of Stock
Ordinary shares, shares authorized		100,000,000		100,000,000
Ordinary shares, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Number of votes per share | Vote			1
Ordinary shares, shares outstanding		26,059,433	27,986,700	26,059,433	13,609,208	13,104,300
Issuance of ordinary shares				2,156,250
Conversion of preferred shares to Class A ordinary shares				10,268,077
Ordinary shares | Ordinary Shares - Class A
Class of Stock
Number of votes per share | Vote				1
Ordinary shares | Ordinary Shares - Class B
Class of Stock
Number of votes per share | Vote				20
Ordinary shares | Wing Hong Sammy Hsieh
Class of Stock
Conversion of ordinary shares				2,500,580
Ordinary shares | Jian Tang
Class of Stock
Conversion of ordinary shares				2,320,028
Ordinary shares | Initial public offering
Class of Stock
Issuance of ordinary shares		2,156,250
Conversion of preferred shares to Class A ordinary shares		10,268,077
Ordinary shares | 2010 Share Option Plan | Arda Holdings Limited
Class of Stock
Common stock, allotted							627,811
Additional shares allotted			0	0	0